Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Loans, including fees	$ 681,280	$ 620,048	$ 402,177
Investment securities:
Taxable	153,486	132,151	74,988
Tax-exempt	6,146	6,259	2,541
Other interest income	25,070	41,704	46,075
Total interest income	865,982	800,162	525,781
Interest expense:
Savings deposits	81,912	60,337	12,686
Time deposits	96,968	53,158	11,157
Securities sold under repurchase agreements	22,340	14,760	2,495
Other borrowings	281	283	6,781
Junior subordinated deferrable interest debentures	7,762	8,123	5,037
Total interest expense	209,263	136,661	38,156
Net interest income	656,719	663,501	487,625
Credit loss expense	31,802	34,576	21,651
Net interest income after provision for credit losses	624,917	628,925	465,974
Non-interest income:
Investment securities transactions, net	(1)	(3)
Other investments income, net	13,133	9,601	17,538
Other income	21,042	18,941	32,994
Total non-interest income	176,922	169,941	187,134
Non-interest expense:
Employee compensation and benefits	145,944	134,441	127,722
Occupancy	27,012	25,832	25,654
Depreciation of bank premises and equipment	22,524	21,944	21,821
Professional fees	15,726	14,000	11,292
Deposit insurance assessments	6,865	6,285	6,987
Net operations, other real estate owned	1,298	(3,983)	122
Advertising	6,289	5,010	4,588
Software and software maintenance	21,093	20,046	15,271
Other	46,368	51,779	57,012
Total non-interest expense	293,119	275,354	270,469
Income before income taxes	508,720	523,512	382,639
Provision for income taxes	99,553	111,744	82,407
Net income	$ 409,167	$ 411,768	$ 300,232
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	62,180,448	62,082,827	62,658,414
Net income per common share (in dollars per share)	$ 6.58	$ 6.63	$ 4.79
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	62,298,278	62,221,601	62,810,234
Net income per common share (in dollars per share)	$ 6.57	$ 6.62	$ 4.78
Service charges on deposit accounts
Non-interest income:
Service charges on deposit accounts	$ 73,714	$ 73,933	$ 72,781
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges on deposit accounts	58,682	57,923	55,253
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges on deposit accounts	$ 10,352	$ 9,546	$ 8,568